Note 5 - Property And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5 - PROPERTY AND EQUIPMENT

Components of property and equipment are as follows:

(Dollars in thousands)				December 31,
	Estimated Useful Lives (in years)			2012	2011

Land				$7,867	$7,520
Furniture and equipment	3	-	10	3,751	4,743
Buildings and improvements	5	-	40	15,591	15,017
Construction in process				84	592
				27,293	27,872
Less accumulated depreciation				(5,640)	(5,895)
				$21,653	$21,977

At December 31, 2012 construction in process totaled $84,000 and consisted of ongoing improvements to two current company owned premises. At December 31, 2011 construction in process consisted of ongoing improvements to company owned premises in the Hilton Head market. The property was sold in February 2012. The Company received sales proceeds totaling $612,000 on the property with a net book value of $592,000, recognizing a gain on sale of $20,000.

Depreciation expense for the years ended December 31, 2012 and 2011 was $864,000 and $948,000, respectively.

In 2012, the Company received sales proceeds totaling $1,267,000 on three properties, including the Hilton Head property referred to above, with a net book value of $1,075,000, recognizing gains on sale totaling $192,000.

In 2011, the Company received sales proceeds totaling $6,000 on a property with a net book value of $32,000, recognizing a loss on sale totaling $26,000.

The Company leases certain branch properties and equipment under operating leases.  Two branch leases have current lease terms expiring in 2016 and 2023, one with two five-year renewal options remaining, and the other with one ten-year renewal option remaining.  The Company has a lease agreement for eleven ATM machines, which expires December 2015 and requires monthly payments totaling $16,000, accounting for the majority of the Company’s annual lease expense obligations. The Company entered into a longer term lease agreement during 2011 for office space that expires in 2032 that is also being accounted for as an operating lease. Total lease expense paid for the leases discussed above and included in the statements of operations totaled $367,000 and $341,000 for the years ended December 31, 2012 and 2011, respectively.

Minimum future rental payments under non-cancelable operating leases having remaining terms in excess of one month, for each of the next five years in the aggregate are:

2013	$400,000
2014	403,000
2015	404,000
2016	195,000
2017	179,000

Total	$1,581,000